Guarantee liabilities and risk assurance liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Guarantor Obligations [Line Items]
Risk Assurance Liabilities Maximum Exposure	¥ 0	$ 0	¥ 53,000,000
Maximum potential undiscounted future payment	¥ 37,000,000	$ 6,000,000	¥ 221,000,000
Minimum [Member]
Guarantor Obligations [Line Items]
Initial term of the guarantee	1 month
Remaining term of the guarantee	1 month
Maximum [Member]
Guarantor Obligations [Line Items]
Initial term of the guarantee	4 years
Remaining term of the guarantee	1 year 6 months